Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 37,111	$ 24,685
Prepayments	7,535	12,337
VAT receivable	2,327	2,701
Other receivable	2,357	1,469
Deferred cost	1,911	1,494
Other assets	127	203
Accounts receivable	165	121
Total prepaid expenses and other current assets	$ 51,533	$ 43,010